Long-term Notes and Loans Payable - (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Loans Payable Balances is Follows
The following table represents the Company’s Long-term notes and loans payable balances as of December 31, 2021 and 2020:

($ in thousands)	2021	2020
Senior Loan, net of unamortized debt issuance costs	$400,000	$—
Amended Term Loan	—	200,000
Interest payable	9,711	3,656
Financing liability - leases	97,797	91,265
Less: Unamortized debt issuance costs – Senior Loan	(22,501)	—
Less: Unamortized debt issuance costs – Amended Term Loan	—	(13,558)

Total borrowings and interest payable	$485,007	$281,363

Less: Short-term borrowings and interest payable	(9,711)	(15,071)
Less: Current portion of Financing liability - leases	(10,217)	(10,853)

Total Long-term notes and loans payable	$465,079	$255,439